Income Taxes - Schedule of Federal Statutory Corporate Tax Rate and Actual Income Tax Expense (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	34.00%
Non-deductible stock-based compensation	(7.00%)	(16.00%)
Change in statutory tax rate	(19.00%)	0.00%
Valuation allowance	(5.00%)	(18.00%)
Effective tax rate	0.00%	0.00%